UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President
Listed Funds Trust
c/o U.S. Bank Global Fund Services
811 E. Wisconsin Ave, 8th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-4711
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 29, 2020

Item 1. Reports to Stockholders.

Overlay Shares ETFs

Overlay Shares Core Bond ETF (OVB)
Overlay Shares Foreign Equity ETF (OVF)
Overlay Shares Large Cap Equity ETF (OVL)
Overlay Shares Municipal Bond ETF (OVM)
Overlay Shares Small Cap Equity ETF (OVS)

SEMI-ANNUAL REPORT

February 29, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Overlay Shares ETFs

Overlay Shares Core Bond ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Sector Diversification as of 2/29/2020

99.7% Exchange Traded Funds

2.1% Money Market Funds

1.8% Purchased Put Options

* Percentages are stated as a percent of Net Assets.

   Percentages expressed exclude written options.

	Shares	Value
INVESTMENT COMPANIES — 99.7%
Exchange Traded Funds — 99.7%
iShares Core U.S. Aggregate Bond ETF (a)(b)	752,432	$87,447,647
TOTAL EXCHANGE TRADED FUNDS
(Cost $85,173,270)		87,447,647

MONEY MARKET FUNDS — 2.1%
First American Government Obligations Fund - Class X, 1.49% (c)	1,862,142	1,862,142
TOTAL MONEY MARKET FUNDS
(Cost $1,862,142)		1,862,142

	Number of		Notional
	Contracts (d)		Value
PURCHASED OPTIONS — 1.8%
PURCHASED PUT OPTIONS — 1.8%
S&P 500 Index
Expiration: March 2020, Strike Price: $2,920 (e)	87	586,380	$25,701,714
Expiration: March 2020, Strike Price: $3,060 (e)	87	1,042,260	25,701,714
TOTAL PURCHASED OPTIONS
(Cost $250,384)		1,628,640

Total Investments
(Cost $87,285,796) — 103.6%		90,938,429
Liabilities in Excess of Other Assets — (3.6)%		(3,189,625)
TOTAL NET ASSETS — 100.0%		$87,748,804

	Number of		Notional
	Contracts (d)	Value	Value
SCHEDULE OF WRITTEN OPTIONS — (3.0)%
SCHEDULE OF WRITTEN PUT OPTIONS — (3.0)%
S&P 500 Index
Expiration: March 2020, Strike Price: $3,020	87	$946,560	$25,701,714
Expiration: March 2020, Strike Price: $3,160	87	1,703,895	25,701,714
TOTAL WRITTEN OPTIONS
(Premiums Received - $517,113)		$2,650,455

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $32,976,728.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract is equivalent to 100 shares of underlying security.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Sector Diversification as of 2/29/2020

99.8% Exchange Traded Funds

2.6% Money Market Funds

2.0% Purchased Put Options

* Percentages are stated as a percent of Net Assets.

   Percentages expressed exclude written options.

	Shares	Value
INVESTMENT COMPANIES — 99.8%
Exchange Traded Funds — 99.8%
iShares Edge MSCI Min Vol EAFE ETF (a)(b)	334,018	$22,987,119
iShares Edge MSCI Min Vol Emerging Markets ETF (b)	108,950	5,813,572
TOTAL EXCHANGE TRADED FUNDS
(Cost $31,281,242)		28,800,691

MONEY MARKET FUNDS — 2.6%
First American Government Obligations Fund - Class X, 1.49% (c)	763,058	763,058
TOTAL MONEY MARKET FUNDS
(Cost $763,058)		763,058

	Number of		Notional
	Contracts (d)		Value
PURCHASED OPTIONS — 2.0%
PURCHASED PUT OPTIONS — 2.0%
S&P 500 Index
Expiration: March 2020, Strike Price: $2,920 (e)	31	208,940	$9,158,082
Expiration: March 2020, Strike Price: $3,060 (e)	31	371,380	9,158,082
TOTAL PURCHASED OPTIONS
(Cost $89,218)		580,320

Total Investments
(Cost $32,133,518) — 104.4%		30,144,069
Liabilities in Excess of Other Assets — (4.4)%		(1,269,511)
TOTAL NET ASSETS — 100.0%		$28,874,558

	Number of		Notional
	Contracts (d)	Value	Value
SCHEDULE OF WRITTEN OPTIONS — (3.3)%
SCHEDULE OF WRITTEN PUT OPTIONS — (3.3)%
S&P 500 Index
Expiration: March 2020, Strike Price: $3,020	31	$337,280	$9,158,082
Expiration: March 2020, Strike Price: $3,160	31	607,135	9,158,082
TOTAL WRITTEN OPTIONS
(Premiums Received - $184,259)		$944,415

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $11,043,076.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract is equivalent to 100 shares of underlying security.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Sector Diversification as of 2/29/2020

99.6% Exchange Traded Funds

2.3% Money Market Funds

2.1% Purchased Put Options

* Percentages are stated as a percent of Net Assets.

   Percentages expressed exclude written options.

	Shares	Value
INVESTMENT COMPANIES — 99.6%
Exchange Traded Funds — 99.6%
Vanguard S&P 500 ETF (a)(b)	181,791	$49,399,886
TOTAL EXCHANGE TRADED FUNDS
(Costs $52,752,080)		49,399,886

MONEY MARKET FUNDS — 2.3%
First American Government Obligations Fund - Class X, 1.49% (c)	1,134,519	1,134,519
TOTAL MONEY MARKET FUNDS
(Cost $1,134,519)		1,134,519

	Number of		Notional
	Contracts (d)		Value
PURCHASED OPTIONS — 2.1%
PURCHASED PUT OPTIONS — 2.1%
S&P 500 Index
Expiration: March 2020, Strike Price: $2,920 (e)	56	377,440	$16,543,632
Expiration: March 2020, Strike Price: $3,060 (e)	56	670,880	16,543,632
TOTAL PURCHASED OPTIONS
(Cost $161,167)		1,048,320

Total Investments
(Cost $54,047,766) — 104.0%		51,582,725
Liabilities in Excess of Other Assets — (4.0)%		(1,995,261)
TOTAL NET ASSETS — 100.0%		$49,587,464

	Number of		Notional
	Contracts (d)	Value	Value
SCHEDULE OF WRITTEN OPTIONS — (3.4)%
SCHEDULE OF WRITTEN PUT OPTIONS — (3.4)%
S&P 500 Index
Expiration: March 2020, Strike Price: $3,020	56	$609,280	$16,543,632
Expiration: March 2020, Strike Price: $3,160	56	1,096,760	16,543,632
TOTAL WRITTEN OPTIONS
(Premiums Received - $332,854)		$1,706,040

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $19,947,075.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract is equivalent to 100 shares of underlying security.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Sector Diversification as of 2/29/2020

99.6% Exchange Traded Funds

2.0% Money Market Funds

1.9% Purchased Put Options

* Percentages are stated as a percent of Net Assets.
   Percentages expressed exclude written options.

	Shares	Value
INVESTMENT COMPANIES — 99.6%
Exchange Traded Funds — 99.6%
iShares National Muni Bond ETF (a)(b)	216,013	$25,210,877
TOTAL EXCHANGE TRADED FUNDS
(Costs $24,713,491)		25,210,877

MONEY MARKET FUNDS — 2.0%
First American Government Obligations Fund - Class X, 1.49% (c)	513,189	513,189
TOTAL MONEY MARKET FUNDS
(Cost $513,189)		513,189

	Number of		Notional
	Contracts (d)		Value
PURCHASED OPTIONS — 1.9%
PURCHASED PUT OPTIONS — 1.9%
S&P 500 Index
Expiration: March 2020, Strike Price: $2,920 (e)	25	168,500	$7,385,550
Expiration: March 2020, Strike Price: $3,060 (e)	25	299,500	7,385,550
TOTAL PURCHASED OPTIONS
(Cost $71,949)		468,000

Total Investments
(Cost $25,298,629) — 103.5%		26,192,066
Liabilities in Excess of Other Assets — (3.5)%		(891,879)
TOTAL NET ASSETS — 100.0%		$25,300,187

	Number of		Notional
	Contracts (d)	Value	Value
SCHEDULE OF WRITTEN OPTIONS — (3.0)%
SCHEDULE OF WRITTEN PUT OPTIONS — (3.0)%
S&P 500 Index
Expiration: March 2020, Strike Price: $3,020	25	$272,000	$7,385,550
Expiration: March 2020, Strike Price: $3,160	25	489,625	7,385,550
TOTAL WRITTEN OPTIONS
(Premiums Received - $148,596)		$761,625

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $11,450,418.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract is equivalent to 100 shares of underlying security.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Sector Diversification as of 2/29/2020

99.6% Exchange Traded Funds

2.5% Money Market Funds

2.1% Purchased Put Options

* Percentages are stated as a percent of Net Assets.
   Percentages expressed exclude written options.

	Shares	Value
INVESTMENT COMPANIES — 99.6%
Exchange Traded Funds — 99.6%
iShares Core S&P Small-Cap ETF (a)(b)	180,930	$13,169,894
TOTAL EXCHANGE TRADED FUNDS
(Cost $14,521,655)		13,169,894

MONEY MARKET FUNDS — 2.5%
First American Government Obligations Fund - Class X, 1.49% (c)	327,966	327,966
TOTAL MONEY MARKET FUNDS
(Cost $327,966)		327,966

	Number of		Notional
	Contracts (d)		Value
PURCHASED OPTIONS — 2.1%
PURCHASED PUT OPTIONS — 2.1%
S&P 500 Index
Expiration: March 2020, Strike Price: $2,920 (e)	15	101,100	$4,431,330
Expiration: March 2020, Strike Price: $3,060 (e)	15	179,700	4,431,330
TOTAL PURCHASED OPTIONS
(Cost $43,169)		280,800

Total Investments
(Cost $14,892,790) — 104.2%		13,778,660
Liabilities in Excess of Other Assets — (4.2)%		(560,936)
TOTAL NET ASSETS — 100.0%		$13,217,724

	Number of		Notional
	Contracts (d)	Value	Value
SCHEDULE OF WRITTEN OPTIONS — (3.5)%
SCHEDULE OF WRITTEN PUT OPTIONS — (3.5)%
S&P 500 Index
Expiration: March 2020, Strike Price: $3,020	15	$163,200	$4,431,330
Expiration: March 2020, Strike Price: $3,160	15	293,775	4,431,330
TOTAL WRITTEN OPTIONS
(Premiums Received - $89,157)		$456,975

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $8,569,130.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract is equivalent to 100 shares of underlying security.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs
Statements of Assets and Liabilities
February 29, 2020 (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF	Overlay Shares Small Cap Equity ETF
Assets
Investments, at value (cost $87,285,796, $32,133,518, $54,047,766, $25,298,629 and $14,892,790 respectively)	$90,938,429	$30,144,069	$51,582,725	$26,192,066	$13,778,660
Investment securities sold	674,236	126,677	499,700	204,454	114,771
Dividend and interest receivable	810	244	512	215	143
Total assets	91,613,475	30,270,990	52,082,937	26,396,735	13,893,574

Liabilities
Payable to Adviser	46,764	16,501	30,506	14,352	9,048
Options written, at value (premiums received $517,113, $184,259, $332,854, $148,596 and $89,157 respectively)	2,650,455	944,415	1,706,040	761,625	456,975
Payable to broker for options	1,167,452	435,516	758,927	320,571	209,827
Total liabilities	3,864,671	1,396,432	2,495,473	1,096,548	675,850
Net Assets	$87,748,804	$28,874,558	$49,587,464	$25,300,187	$13,217,724

Net Assets Consists of:
Paid-in capital	$87,335,490	$32,107,355	$54,278,500	$25,313,667	$14,919,883
Total distributable earnings (accumulated losses)	413,314	(3,232,797)	(4,691,036)	(13,480)	(1,702,159)
Net Assets	$87,748,804	$28,874,558	$49,587,464	$25,300,187	$13,217,724

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,450,000	1,250,000	2,025,000	1,000,000	575,000
Net Asset Value, redemption price and offering price per share	$25.43	$23.10	$24.49	$25.30	$22.99

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs
Statements of Operations
For the Period Ended February 29, 2020(1) (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF	Overlay Shares Small Cap Equity ETF
Investment Income
Dividend income	$366,277	$319,518	$144,420	$121,656	$56,302
Interest income	2,258	855	1,432	661	509
Total investment income	368,535	320,373	145,852	122,317	56,811

Expenses
Investment advisory fees	130,445	47,934	90,168	44,888	32,929
Interest expense	340	136	239	42	80
Total Expenses	130,785	48,070	90,407	44,930	33,009
Net investment income	237,750	272,303	55,445	77,387	23,802

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	17,970	(42,697)	(36,156)	4,390	(36,662)
Purchased options	935,065	334,861	598,197	248,547	119,381
Written options	(2,055,582)	(719,523)	(1,316,057)	(535,901)	(260,284)
Net realized gain (loss)	(1,102,547)	(427,359)	(754,016)	(282,964)	(177,565)
Net change in unrealized appreciation/depreciation on:
Investments	2,274,377	(2,480,551)	(3,352,194)	497,386	(1,351,761)
Purchased options	1,378,256	491,102	887,153	396,051	237,631
Written options	(2,133,342)	(760,156)	(1,373,186)	(613,029)	(367,818)
Net change in unrealized appreciation/depreciation	1,519,291	(2,749,605)	(3,838,227)	280,408	(1,481,948)
Net realized and unrealized gain (loss) on investments	416,744	(3,176,964)	(4,592,243)	(2,556)	(1,659,513)
Net increase (decrease) in net assets from operations	$654,494	$(2,904,661)	$(4,536,798)	$74,831	$(1,635,711)

(1)	The Funds commenced operations on September 30, 2019. The information presented is for the period from September 30, 2019 to February 29, 2020.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF
Statement of Changes in Net Assets

Period Ended February 29, 2020(1) (Unaudited)
From Operations
Net investment income	$237,750
Net realized loss on investments	(1,102,547)
Net change in net unrealized appreciation/depreciation on investments	1,519,291
Net increase in net assets resulting from operations	654,494

From Distributions
Distributable earnings	(241,180)
Total distributions	(241,180)

From Capital Share Transactions
Proceeds from shares sold	87,335,490
Net increase in net assets resulting from capital share transactions	87,335,490

Total Increase in Net Assets	87,748,804

Net Assets
Beginning of period	—
End of period	$87,748,804

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	3,450,000
Shares outstanding, end of period	3,450,000

(1)	The Fund commenced operations on September 30, 2019.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF
Statement of Changes in Net Assets

Period Ended February 29, 2020(1) (Unaudited)
From Operations
Net investment income	$272,303
Net realized loss on investments	(427,359)
Net change in net unrealized appreciation/depreciation on investments	(2,749,605)
Net decrease in net assets resulting from operations	(2,904,661)

From Distributions
Distributable earnings	(328,136)
Total distributions	(328,136)

From Capital Share Transactions
Proceeds from shares sold	32,107,355
Net increase in net assets resulting from capital share transactions	32,107,355

Total Increase in Net Assets	28,874,558

Net Assets
Beginning of period	—
End of period	$28,874,558

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	1,250,000
Shares outstanding, end of period	1,250,000

(1)	The Fund commenced operations on September 30, 2019.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF
Statement of Changes in Net Assets

Period Ended February 29, 2020(1) (Unaudited)
From Operations
Net investment income	$55,445
Net realized loss on investments	(754,016)
Net change in net unrealized appreciation/depreciation on investments	(3,838,227)
Net decrease in net assets resulting from operations	(4,536,798)

From Distributions
Distributable earnings	(154,238)
Total distributions	(154,238)

From Capital Share Transactions
Proceeds from shares sold	55,615,850
Cost of shares redeemed	(1,337,350)
Net increase in net assets resulting from capital share transactions	54,278,500

Total Increase in Net Assets	49,587,464

Net Assets
Beginning of period	—
End of period	$49,587,464

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	2,075,000
Shares redeemed	(50,000)
Shares outstanding, end of period	2,025,000

(1)	The Fund commenced operations on September 30, 2019.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF
Statement of Changes in Net Assets

Period Ended February 29, 2020(1) (Unaudited)
From Operations
Net investment income	$77,387
Net realized loss on investments	(282,964)
Net change in net unrealized appreciation/depreciation on investments	280,408
Net increase in net assets resulting from operations	74,831

From Distributions
Distributable earnings	(88,311)
Total distributions	(88,311)

From Capital Share Transactions
Proceeds from shares sold	25,313,667
Net increase in net assets resulting from capital share transactions	25,313,667

Total Increase in Net Assets	25,300,187

Net Assets
Beginning of period	—
End of period	$25,300,187

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	1,000,000
Shares outstanding, end of period	1,000,000

(1)	The Fund commenced operations on September 30, 2019.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF
Statement of Changes in Net Assets

Period Ended February 29, 2020(1) (Unaudited)
From Operations
Net investment income	$23,802
Net realized loss on investments	(177,565)
Net change in net unrealized appreciation/depreciation on investments	(1,481,948)
Net decrease in net assets resulting from operations	(1,635,711)

From Distributions
Distributable earnings	(66,448)
Total distributions	(66,448)

From Capital Share Transactions
Proceeds from shares sold	14,919,883
Net increase in net assets resulting from capital share transactions	14,919,883

Total Increase in Net Assets	13,217,724

Net Assets
Beginning of period	—
End of period	$13,217,724

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	575,000
Shares outstanding, end of period	575,000

(1)	The Fund commenced operations on September 30, 2019.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF
Financial Highlights
For a Share Outstanding Throughout the Period

	Period Ended February 29, 2020(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income from investment operations:
Net investment income(2)	0.15
Net realized and unrealized gain on investments	0.42
Total from investment operations	0.57

Less distributions paid:
From net investment income	(0.10)
From net realized gains	(0.04)
Total distributions paid	(0.14)
Net Asset Value, End of Period	$25.43

Total return, at NAV(3)	2.33	%(4)
Total return, at Market(3)	1.75	%(4)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$87,749

Ratio of expenses to average net assets:	0.75	%(5)
Ratio of net investment income to average net assets:	1.37	%(5)
Portfolio turnover rate(6)	2	%(4)

(1)	The Fund commenced investment operations on September 30, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF
Financial Highlights
For a Share Outstanding Throughout the Period

	Period Ended February 29, 2020(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income from investment operations:
Net investment income(2)	0.46
Net realized and unrealized loss on investments	(1.81)
Total from investment operations	(1.35)

Less distributions paid:
From net investment income	(0.50)
From net realized gains	(0.05)
Total distributions paid	(0.55)
Net Asset Value, End of Period	$23.10

Total return, at NAV(3)	(5.64	)%(4)
Total return, at Market(3)	(6.97	)%(4)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$28,875

Ratio of expenses to average net assets:	0.75	%(5)
Ratio of net investment income to average net assets:	4.26	%(5)
Portfolio turnover rate(6)	2	%(4)

(1)	The Fund commenced investment operations on September 30, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF
Financial Highlights
For a Share Outstanding Throughout the Period

	Period Ended February 29, 2020(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income from investment operations:
Net investment income(2)	0.05
Net realized and unrealized loss on investments	(0.42)
Total from investment operations	(0.37)

Less distributions paid:
From net investment income	(0.10)
From net realized gains	(0.04)
Total distributions paid	(0.14)
Net Asset Value, End of Period	$24.49

Total return, at NAV(3)	(1.56	)%(4)
Total return, at Market(3)	(0.42	)%(4)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$49,587

Ratio of expenses to average net assets:	0.75	%(5)
Ratio of net investment income to average net assets:	0.46	%(5)
Portfolio turnover rate(6)	1	%(4)

(1)	The Fund commenced investment operations on September 30, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF
Financial Highlights
For a Share Outstanding Throughout the Period

	Period Ended February 29, 2020(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income from investment operations:
Net investment income(2)	0.14
Net realized and unrealized gain on investments	0.31
Total from investment operations	0.45

Less distributions paid:
From net investment income	(0.10)
From net realized gains	(0.05)
Total distributions paid	(0.15)
Net Asset Value, End of Period	$25.30

Total return, at NAV(3)	1.79	%(4)
Total return, at Market(3)	1.31	%(4)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$25,300

Ratio of expenses to average net assets:	0.75	%(5)
Ratio of net investment income to average net assets:	1.29	%(5)
Portfolio turnover rate(6)	2	%(4)

(1)	The Fund commenced investment operations on September 30, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF
Financial Highlights
For a Share Outstanding Throughout the Period

	Period Ended February 29, 2020(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income from investment operations:
Net investment income(2)	0.06
Net realized and unrealized loss on investments	(1.92)
Total from investment operations	(1.86)

Less distributions paid:
From net investment income	(0.09)
From net realized gains	(0.06)
Total distributions paid	(0.15)
Net Asset Value, End of Period	$22.99

Total return, at NAV(3)	(7.55	)%(4)
Total return, at Market(3)	(8.86	)%(4)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$13,218

Ratio of expenses to average net assets:	0.75	%(5)
Ratio of net investment income to average net assets:	0.54	%(5)
Portfolio turnover rate(6)	1	%(4)

(1)	The Fund commenced investment operations on September 30, 2019.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2020 (Unaudited)

1.	ORGANIZATION

Overlay Shares Core Bond ETF (“OVB”), Overlay Shares Foreign Equity ETF (“OVF”), Overlay Shares Large Cap Equity ETF (“OVL”), Overlay Shares Municipal Bond ETF (“OVM”), and Overlay Shares Small Cap Equity ETF (“OVS”) (each a “Fund” and collectively, the “Funds”) are a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in one or more other ETFs that seek to obtain exposure based on the following:

Fund	Investment Objective
OVB	Investment grade, U.S. dollar-denominated, fixed-rate taxable bonds
OVF	Non-U.S. equity securities (from both developed and emerging markets)
OVL	U.S. large cap equity securities
OVM	Investment grade municipal bonds and below investment grade municipal bonds
OVS	U.S. small cap equity securities

The Funds may invest directly in the securities held by such ETFs and sell and purchase listed short-term put options to generate income to the Funds (the “Overlay Strategy”).

The Funds’ Overlay Strategy seeks to generate income for the Funds by utilizing a “put spread” consisting of the sale of exchange-listed short-term put options with a notional value (strike price times the value of the shares) up to 100% of each Fund’s net assets and the purchase of an identical number of short-term put options with a lower strike price. Each Fund seeks to generate income from the sale and purchase of put options with a lower strike price to hedge against a decline in the options’ underlying asset, the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. The Funds commenced operations on September 30, 2019.

Cost incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Liquid Strategies, LLC (“Liquid Strategies” or “Adviser”), the Funds’ Investment Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

Each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 25,000 shares. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Funds will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2020 (Unaudited)(Continued)

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB ASC, Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2020 (Unaudited)(Continued)

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at February 29, 2020 are as follows:

Overlay Shares Core Bond ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$87,447,647	$—	$—	$87,447,647
Money Market Funds	1,862,142	—	—	1,862,142
Purchased Put Options	1,628,640	—	—	1,628,640
Total Assets	$90,938,429	$—	$—	$90,938,429
Liabilities:
Written Put Options	$2,650,455	$—	$—	$2,650,455
Total Liabilities	$2,650,455	$—	$—	$2,650,455

Overlay Shares Foreign Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$28,800,691	$—	$—	$28,800,691
Money Market Funds	763,058	—	—	763,058
Purchased Put Options	580,320	—	—	580,320
Total Assets	$30,144,069	$—	$—	$30,144,069
Liabilities:
Written Put Options	$944,415	$—	$—	$944,415
Total Liabilities	$944,415	$—	$—	$944,415

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2020 (Unaudited)(Continued)

Overlay Shares Large Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$49,399,886	$—	$—	$49,399,886
Money Market Funds	1,134,519	—	—	1,134,519
Purchased Put Options	1,048,320	—	—	1,048,320
Total Assets	$51,582,725	$—	$—	$51,582,725
Liabilities:
Written Put Options	$1,706,040	$—	$—	$1,706,040
Total Liabilities	$1,706,040	$—	$—	$1,706,040

Overlay Shares Municipal Bond ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$25,210,877	$—	$—	$25,210,877
Money Market Funds	513,189	—	—	513,189
Purchased Put Options	468,000	—	—	468,000
Total Assets	$26,192,066	$—	$—	$26,192,066
Liabilities:
Written Put Options	$761,625	$—	$—	$761,625
Total Liabilities	$761,625	$—	$—	$761,625

Overlay Shares Small Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$13,169,894	$—	$—	$13,169,894
Money Market Funds	327,966	—	—	327,966
Purchased Put Options	280,800	—	—	280,800
Total Assets	$13,778,660	$—	$—	$13,778,660
Liabilities:
Written Put Options	$456,975	$—	$—	$456,975
Total Liabilities	$456,975	$—	$—	$456,975

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. The Funds distribute substantially all net investment income to shareholders in the form of dividends.

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2020 (Unaudited)(Continued)

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. The Funds intend to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The Funds, with the exception of OVF, generally pay out dividends from net investment income, if any, quarterly. OVF will distribute any net investment income, if any, semi-annually. Each Fund will distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Funds commenced operations on September 30, 2019; therefore, there is no tax information as of February 29, 2020.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

Derivatives

Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered. Exchange-traded options are valued at the last reported sale price on the exchange on which the underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange. The premium a fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy the underlying security at any time during the option period. Conversely, a call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2020 (Unaudited)(Continued)

Derivative Investments

The average monthly value outstanding of purchased and written options during the period ended February 29, 2020 were as follows:

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF	Overlay Shares Small Cap Equity ETF
Purchased Put Options	$365,941	$129,424	$236,212	$106,518	$65,051
Written Put Options	$(680,286)	$(238,975)	$(440,518)	$(200,850)	$(125,411)

The following is a summary of the location of derivative instruments on the Funds’ Statements of Assets and Liabilities as of February 29, 2020:

	Equity Risk Contracts
	Location on the Statements of Assets and Liabilities
	Asset Derivatives, Investments, at value	Liability Derivatives, Options written, at value
Overlay Shares Core Bond ETF	$1,628,640	$2,650,455
Overlay Shares Foreign Equity ETF	$580,320	$944,415
Overlay Shares Large Cap Equity ETF	$1,048,320	$1,706,040
Overlay Shares Municipal Bond ETF	$468,000	$761,625
Overlay Shares Small Cap Equity ETF	$280,800	$456,975

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations as of February 29, 2020:

	Amount of Realized Gain (Loss) on Derivatives		Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options	Written Options	Purchased Options	Written Options
Overlay Shares Core Bond ETF	$935,065	$(2,055,582)	$1,378,256	$(2,133,342)
Overlay Shares Foreign Equity ETF	$334,861	$(719,523)	$491,102	$(760,156)
Overlay Shares Large Cap Equity ETF	$598,197	$(1,316,057)	$887,153	$(1,373,186)
Overlay Shares Municipal Bond ETF	$248,547	$(535,901)	$396,051	$(613,029)
Overlay Shares Small Cap Equity ETF	$119,381	$(260,284)	$237,631	$(367,818)

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2020 (Unaudited)(Continued)

The table below, as of February 29, 2020, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

Liabilities:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities (1)	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral Pledged (2)	Net Amount
Overlay Shares Core Bond ETF -Written Options	$2,650,455	$—	$2,650,455	$—	$(2,650,455)	$—
Overlay Shares Foreign Equity ETF - Written Options	$944,415	$—	$944,415	$—	$(944,415)	$—
Overlay Shares Large Cap Equity ETF - Written Options	$1,706,040	$—	$1,706,040	$—	$(1,706,040)	$—
Overlay Shares Municipal Bond ETF - Written Options	$761,625	$—	$761,625	$—	$(761,625)	$—
Overlay Shares Small Cap Equity ETF - Written Options	$456,975	$—	$456,975	$—	$(456,975)	$—

(1)	Written options at value as presented in the Schedule of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Liquid Strategies, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets. Liquid Strategies has agreed to pay all expenses of the Funds except the fee paid to Liquid Strategies under the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2020 (Unaudited)(Continued)

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by each Fund for each creation order is $250.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an All Cash Amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Overlay Shares ETFs

Notes to Financial Statements

February 29, 2020 (Unaudited)(Continued)

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended February 29, 2020 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Overlay Shares Core Bond ETF	$740,753	$2,155,366	$86,569,913	$—
Overlay Shares Foreign Equity ETF	248,354	820,247	31,895,832	—
Overlay Shares Large Cap Equity ETF	380,262	1,500,000	55,232,883	1,324,909
Overlay Shares Municipal Bond ETF	227,536	632,322	25,113,888	—
Overlay Shares Small Cap Equity ETF	151,586	409,533	14,816,263	—

6.	PRINCIPAL RISKS

As with all exchange traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A description of principal risks is included in the prospectus under the heading ‘‘Principal Investment Risks’’.

7.	SUBSEQUENT EVENTS

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which each Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Overlay Shares ETFs

Board Consideration and Approval of Advisory Agreement

February 29, 2020 (Unaudited)

At an in-person meeting held on June 18, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between Liquid Strategies, LLC (the “Adviser”) and the Trust, on behalf of Overlay Shares Core Bond ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Large Cap Equity ETF, Overlay Shares Municipal Bond ETF, and Overlay Shares Small Cap Equity ETF (the “Funds”).

Pursuant to Section 15 of the 1940 Act, the Advisory Agreement must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Funds; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and, during the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Advisory Agreement. Among other things, representatives from the Adviser provided an overview of its advisory business, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser, as well as the rationale for launching the Funds, the Funds’ proposed fees, and the operational aspects of the Funds. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Advisory Agreement under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Advisory Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the Funds; (ii) Fund expenses and performance; (iii) the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; (iii) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Funds grow and whether the overall advisory fee for the Funds would enable investors to share in the benefits of economies of scale; (v) any benefits to be derived by the Adviser from the relationship with the Funds, including any fall-out benefits enjoyed by the Adviser; and (vi) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

Overlay Shares ETFs

Board Consideration and Approval of Advisory Agreement

February 29, 2020 (Unaudited) (Continued)

Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about each Fund’s investment strategies and expected break-even expense analyses. The Board also reviewed information regarding each Fund’s proposed advisory fees, including advisory fees and total expense ratios of those funds that might be considered peers of the Funds. With regard to the latter point, the Board considered the lack of other exchange-traded funds that pursue investment strategies similar to those of the Funds. Based on this review, the Board concluded that the investment advisory fees and expense ratios appeared to be competitive and otherwise satisfactory for the purposes of approving the Advisory Agreement.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board also reviewed information regarding the estimated break-even point for the Funds taking into consideration potential direct and ancillary revenue received by the Adviser in connection with the services to be provided to the Funds. The Board took into consideration that the advisory fee for the Funds is a “unified fee,” meaning the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, and paying the Funds’ other expenses out of its own fee and resources.

Economies of Scale. The Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board noted that since the Funds had not yet launched, it was difficult to estimate whether economies of scale might be realized in the future as assets grow in size. The Board also noted, however, that any economies would, to some degree, be shared with Fund shareholders through a Fund’s unitary fee structure. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Other Benefits to the Adviser. In addition to evaluating the services provided by the Adviser, the Board also considered the extent to which the Adviser may realize other benefits from its relationship to the Funds. While the Board acknowledged that the Adviser may experience reputational success if the Funds perform well in the future, it did not identify any other potential benefits at this early stage and agreed to reassess potential benefits at a future meeting. Based on its review, the Board concluded that any ancillary benefits would not be disadvantageous to a Fund’s shareholders.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees separately, unanimously: (i) concluded that the terms of the Advisory Agreement are fair and reasonable; (ii) concluded that the proposed advisory fees were fair and reasonable in light of the services to be provided; and (iii) determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its future shareholders.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (September 30, 2019 to February 29, 2020), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited) (Continued)

	Hypothetical Account Value 9/1/19	Beginning Account Value 9/30/19^	Ending Account Value 2/29/20	Annualized Expense Ratios	Expenses Paid During the Period
Overlay Shares Core Bond ETF
Actual	N/A	$1,000.00	$1,023.30	0.75%	$3.17	(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$1,021.13	0.75%	$3.77	(2)
Overlay Shares Foreign Equity ETF
Actual	N/A	$1,000.00	$943.60	0.75%	$3.05	(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$1,021.13	0.75%	$3.77	(2)
Overlay Shares Large Cap Equity ETF
Actual	N/A	$1,000.00	$984.40	0.75%	$3.11	(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$1,021.13	0.75%	$3.77	(2)
Overlay Shares Municipal Bond ETF
Actual	N/A	$1,000.00	$1,017.90	0.75%	$3.16	(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$1,021.13	0.75%	$3.77	(2)
Overlay Shares Small Cap Equity ETF
Actual	N/A	$1,000.00	$924.50	0.75%	$3.02	(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$1,021.13	0.75%	$3.77	(2)

(^)	Fund commenced operations on September 30, 2019.
(1)

Actual expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent inception period, 153 days, and divided by the number of days in the most recent twelve-month period, 366 days.

(2)

Hypothetical expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 182 days, and divided by the number of days in the most recent twelve-month period, 366 days.

Overlay Shares ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the Prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-704-6857, or by visiting the Funds’ website at www.overlayshares.com

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) is available without charge, upon request, by calling toll-free at 1-866-704-6857. Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-704-6857 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.overlayshares.com

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Investment Adviser:

Liquid Strategies, LLC

3550 Lenox Road, Suite 2550

Atlanta, Georgia 30326

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, MA 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC

d/b/a U.S. Bank Global Fund Services

615 E. Michigan St.

Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Listed Funds Trust

By (Signature and Title)* /s/ Gregory C. Bakken
  Gregory C. Bakken, President/Principal Executive Officer

Date      5/6/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gregory C. Bakken
  Gregory C. Bakken, President/Principal Executive Officer

Date     5/6/2020

By (Signature and Title)* /s/ Travis G. Babich
 Travis G. Babich, Treasurer/Principal Financial Officer

Date      5/6/2020

* Print the name and title of each signing officer under his or her signature.